UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/13

Item 1. Schedule of Investments.

Templeton Global Income Fund

Statement of Investments, November 30, 2013 (unaudited)

	Principal Amount*			Value
Foreign Government and Agency Securities 77.6%
Brazil 7.8%
Letra Tesouro Nacional, Strip, 1/01/15	5,380	[a]	BRL	$2,060,794
Nota Do Tesouro Nacional,
10.00%, 1/01/14	15,000	[a]	BRL	6,419,029
10.00%, 1/01/17	54,900	[a]	BRL	22,208,720
[b] Index Linked, 6.00%, 5/15/15	20,602	[a]	BRL	21,072,331
[b] Index Linked, 6.00%, 8/15/16	10,112	[a]	BRL	10,241,982
[b] Index Linked, 6.00%, 5/15/17	231	[a]	BRL	233,004
[b] Index Linked, 6.00%, 8/15/18	5,835	[a]	BRL	5,843,511
[b] Index Linked, 6.00%, 5/15/45	23,625	[a]	BRL	22,031,546
				90,110,917
Hungary 4.3%
Government of Hungary,
5.50%, 2/12/14	298,810,000		HUF	1,352,936
7.75%, 8/24/15	56,780,000		HUF	274,005
5.50%, 2/12/16	238,600,000		HUF	1,114,698
5.50%, 12/22/16	91,120,000		HUF	425,337
6.50%, 6/24/19	151,500,000		HUF	724,522
7.50%, 11/12/20	15,300,000		HUF	76,207
A, 8.00%, 2/12/15	111,800,000		HUF	531,888
A, 6.75%, 11/24/17	671,200,000		HUF	3,252,692
A, 5.50%, 12/20/18	112,900,000		HUF	518,830
A, 7.00%, 6/24/22	136,200,000		HUF	653,144
B, 6.75%, 2/24/17	143,800,000		HUF	692,635
D, 6.75%, 8/22/14	581,100,000		HUF	2,685,871
senior note, 6.25%, 1/29/20	3,535,000			3,808,962
senior note, 6.375%, 3/29/21	4,020,000			4,326,525
[c] senior note, Reg S, 3.50%, 7/18/16	905,000		EUR	1,253,970
[c] senior note, Reg S, 4.375%, 7/04/17	4,435,000		EUR	6,189,877
[c] senior note, Reg S, 5.75%, 6/11/18	12,690,000		EUR	18,423,215
[c] senior note, Reg S, 3.875%, 2/24/20	2,700,000		EUR	3,573,145
				49,878,459
Iceland 0.3%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	3,450,000			3,577,305

Indonesia 2.7%
Government of Indonesia,
FR20, 14.275%, 12/15/13	81,836,000,000		IDR	6,865,672
FR31, 11.00%, 11/15/20	135,739,000,000		IDR	12,844,452
FR34, 12.80%, 6/15/21	59,666,000,000		IDR	6,162,621
FR35, 12.90%, 6/15/22	32,530,000,000		IDR	3,403,285
FR36, 11.50%, 9/15/19	23,000,000,000		IDR	2,196,415
				31,472,445
Ireland 10.2%
Government of Ireland,
5.50%, 10/18/17	16,442,700		EUR	25,385,265
5.90%, 10/18/19	3,886,000		EUR	6,184,970
4.50%, 4/18/20	3,901,000		EUR	5,769,283
5.00%, 10/18/20	28,162,000		EUR	42,788,508
senior bond, 4.50%, 10/18/18	1,303,000		EUR	1,958,270
senior bond, 4.40%, 6/18/19	1,973,000		EUR	2,940,578
senior bond, 5.40%, 3/13/25	21,783,580		EUR	33,499,613
				118,526,487
Lithuania 2.4%
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	15,000,000			15,946,950
7.375%, 2/11/20	8,825,000			10,705,872
6.125%, 3/09/21	1,160,000			1,322,116
				27,974,938

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)
Malaysia 3.4%
Government of Malaysia,
3.434%, 8/15/14	15,945,000		MYR	4,962,755
3.741%, 2/27/15	23,590,000		MYR	7,379,511
3.835%, 8/12/15	10,995,000		MYR	3,453,818
4.72%, 9/30/15	2,930,000		MYR	935,474
3.197%, 10/15/15	20,005,000		MYR	6,218,952
senior bond, 5.094%, 4/30/14	8,265,000		MYR	2,586,257
senior bond, 4.262%, 9/15/16	23,230,000		MYR	7,413,860
senior note, 3.172%, 7/15/16	20,130,000		MYR	6,249,071
				39,199,698
Mexico 4.7%
Government of Mexico,
7.00%, 6/19/14	864,900	[e]	MXN	6,720,098
9.50%, 12/18/14	463,500	[e]	MXN	3,748,204
6.00%, 6/18/15	7,820	[e]	MXN	61,740
8.00%, 12/17/15	507,000	[e]	MXN	4,184,703
6.25%, 6/16/16	354,030	[e]	MXN	2,849,080
7.25%, 12/15/16	3,702,400	[e]	MXN	30,621,062
[f]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	100,996	[g]	MXN	809,992
5.00%, 6/16/16	258,654	[g]	MXN	2,190,896
3.50%, 12/14/17	200,155	[g]	MXN	1,668,958
4.00%, 6/13/19	116,397	[g]	MXN	1,001,424
2.50%, 12/10/20	91,792	[g]	MXN	725,379
				54,581,536
Peru 3.5%
Government of Peru,
9.91%, 5/05/15	6,500,000		PEN	2,517,359
senior bond, 7.84%, 8/12/20	93,349,000		PEN	38,433,024
				40,950,383
Philippines 0.0%†
Government of the Philippines,
senior bond, 7.00%, 1/27/16	4,250,000		PHP	105,647
senior bond, 9.125%, 9/04/16	2,270,000		PHP	59,897
senior note, 6.25%, 1/27/14	4,450,000		PHP	102,657
				268,201
Poland 11.5%
Government of Poland,
5.75%, 4/25/14	197,720,000		PLN	64,696,603
5.50%, 4/25/15	10,200,000		PLN	3,420,790
6.25%, 10/24/15	29,604,000		PLN	10,160,054
5.00%, 4/25/16	32,530,000		PLN	10,972,490
4.75%, 10/25/16	25,350,000		PLN	8,545,694
5.75%, 9/23/22	60,500,000		PLN	21,417,391
[h] FRN, 2.71%, 1/25/17	22,569,000		PLN	7,270,208
[h] FRN, 2.71%, 1/25/21	22,894,000		PLN	7,228,623
				133,711,853
Russia 0.5%
[d]Russia Foreign Bond, senior bond, 144A, 7.50%, 3/31/30	4,885,595			5,728,360

Serbia 0.5%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	1,930,000			1,933,619
7.25%, 9/28/21	4,140,000			4,345,799
				6,279,418
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	300,000		SGD	243,964

Slovenia 0.9%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	6,460,000			6,406,770

Templeton Global Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

5.85%, 5/10/23	3,710,000		3,747,582
			10,154,352
South Korea 15.2%
Korea Monetary Stabilization Bond,
senior bond, 3.47%, 2/02/14	15,212,670,000	KRW	14,397,847
senior bond, 3.59%, 4/02/14	11,914,340,000	KRW	11,297,101
senior bond, 2.47%, 4/02/15	2,986,000,000	KRW	2,811,678
senior bond, 2.80%, 8/02/15	18,216,010,000	KRW	17,197,063
senior bond, 2.81%, 10/02/15	8,004,000,000	KRW	7,560,342
senior note, 3.28%, 6/02/14	14,125,220,000	KRW	13,394,459
senior note, 2.57%, 6/09/14	3,393,000,000	KRW	3,206,037
senior note, 2.82%, 8/02/14	279,400,000	KRW	264,421
senior note, 2.78%, 10/02/14	1,114,000,000	KRW	1,053,971
senior note, 2.84%, 12/02/14	1,064,660,000	KRW	1,007,638
senior note, 2.74%, 2/02/15	1,859,780,000	KRW	1,757,910
senior note, 2.76%, 6/02/15	24,544,700,000	KRW	23,182,344
Korea Treasury Bond,
senior bond, 3.00%, 12/10/13	67,166,110,000	KRW	63,476,387
senior bond, 5.25%, 9/10/15	4,000,000,000	KRW	3,934,497
senior note, 3.25%, 12/10/14	3,086,840,000	KRW	2,933,112
senior note, 4.50%, 3/10/15	310,500,000	KRW	299,742
senior note, 3.25%, 6/10/15	1,121,500,000	KRW	1,066,693
senior note, 4.00%, 9/10/15	1,635,500,000	KRW	1,575,706
senior note, 2.75%, 12/10/15	4,768,900,000	KRW	4,493,210
Korea Treasury Note, senior bond, 4.00%, 3/10/16	621,000,000	KRW	600,127
			175,510,285
Sri Lanka 2.7%
Government of Sri Lanka,
A, 7.00%, 3/01/14	34,040,000	LKR	258,158
A, 11.25%, 7/15/14	585,500,000	LKR	4,509,131
A, 11.75%, 3/15/15	6,880,000	LKR	53,590
A, 6.50%, 7/15/15	194,620,000	LKR	1,408,522
A, 11.00%, 8/01/15	1,103,400,000	LKR	8,516,440
A, 6.40%, 8/01/16	87,600,000	LKR	604,720
A, 5.80%, 1/15/17	88,200,000	LKR	590,194
A, 8.00%, 11/15/18	413,650,000	LKR	2,775,347
A, 9.00%, 5/01/21	702,230,000	LKR	4,731,586
B, 11.75%, 4/01/14	53,610,000	LKR	411,582
B, 6.60%, 6/01/14	53,400,000	LKR	401,645
B, 6.40%, 10/01/16	96,500,000	LKR	658,748
B, 8.50%, 7/15/18	119,270,000	LKR	829,247
C, 8.50%, 4/01/18	197,210,000	LKR	1,374,505
D, 8.50%, 6/01/18	515,850,000	LKR	3,574,104
			30,697,519
[i]Supranational 1.4%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	185,000,000	MXN	15,551,474

Sweden 2.9%
Government of Sweden, 6.75%, 5/05/14	170,910,000	SEK	26,704,639
Kommuninvest I Sverige AB, 2.25%, 5/05/14	41,810,000	SEK	6,410,278
			33,114,917
Ukraine 1.8%
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	17,380,000		16,228,575
senior bond, 144A, 7.80%, 11/28/22	2,240,000		1,942,752
senior note, 144A, 7.95%, 2/23/21	350,000		309,531
senior note, 144A, 7.50%, 4/17/23	3,290,000		2,821,175
			21,302,033
Vietnam 0.9%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	9,270,000		10,058,970

Total Foreign Government and Agency Securities (Cost $870,157,885)			898,893,514

	Templeton Global Income Fund
	Statement of Investments, November 30, 2013 (unaudited) (continued)
Quasi	-Sovereign and Corporate Bonds (Cost $2,590,224) 0.2%
	South Korea 0.2%
	[d]The Export-Import Bank of Korea, senior note, 144A, 1.45%, 5/19/14	17,050,000	SEK	2,603,149
	Municipal Bonds (Cost $651,218) 0.1%
	United States and U.S. Territories 0.1%
	Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%,
	8/15/47	730,000		763,909

	Total Investments before Short Term Investments (Cost $873,399,327)			902,260,572

	Short Term Investments 19.8%
	Foreign Government and Agency Securities 4.9%
	Hungary 0.0%†
	[j]Hungary Treasury Bills, 1/08/14 - 6/25/14	92,520,000	HUF	414,347
	Malaysia 1.0%
	[j]Bank of Negara Monetary Notes, 1/30/14 - 10/16/14	36,505,000	MYR	11,136,214
	[j]Malaysia Treasury Bill, 5/30/14	2,020,000	MYR	617,057
				11,753,271
	Philippines 1.0%
	[j]Philippine Treasury Bills, 3/05/14 - 10/08/14	498,635,000	PHP	11,378,919
	Singapore 2.1%
	[j]Monetary Authority of Singapore Treasury Bill, 1/03/14	4,120,000	SGD	3,282,408
	[j]Singapore Treasury Bills,
	1/10/14	26,161,000	SGD	20,841,684
	1/24/14 - 4/04/14	960,000	SGD	764,625
				24,888,717
	South Korea 0.8%
	Korea Monetary Stabilization Bond, senior bond,
	2.55%, 5/09/14	5,866,600,000	KRW	5,543,391
	2.72%, 9/09/14	3,353,000,000	KRW	3,170,197
				8,713,588
	Total Foreign Government and Agency Securities (Cost $56,822,171)			57,148,842
	Total Investments before Money Market Funds (Cost $930,221,498)			959,409,414
		Shares
	Money Market Funds (Cost $172,033,922) 14.9%
	United States 14.9%
	[k,l]Institutional Fiduciary Trust Money Market Portfolio	172,033,922		172,033,922
	Total Investments (Cost $1,102,255,420) 97.7%			1,131,443,336
	Other Assets, less Liabilities 2.3%			27,012,472
	Net Assets 100.0%			$1,158,455,808

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2013, the aggregate value of these securities was $29,440,207, representing 2.54% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At
November 30, 2013, the aggregate value of these securities was $87,678,525, representing 7.57% of net assets.

Templeton Global Income Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in 100 Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j The security is traded on a discount basis with no stated coupon rate.
k Non-income producing.
l The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At November 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Euro	HSBK	Sell	3,548,865	4,667,822		12/09/13	$-	$(152,941)
Euro	UBSW	Sell	1,325,806	1,740,478		12/09/13	-	(60,491)
Malaysian Ringgit	JPHQ	Buy	16,656,368	5,367,827		12/17/13	-	(202,262)
Swedish Krona	DBAB	Buy	93,370,021	10,596,382	EUR	12/17/13	-	(163,728)
Indian Rupee	JPHQ	Buy	159,192,000	2,280,034		12/18/13	258,792	-
Indian Rupee	DBAB	Buy	108,491,000	1,685,991		12/26/13	40,720	-
Indian Rupee	JPHQ	Buy	110,000,000	1,721,817		12/31/13	26,592	-
Indian Rupee	DBAB	Buy	54,245,300	849,095		12/31/13	13,114	-
Indian Rupee	HSBK	Buy	173,786,000	2,711,360		1/06/14	46,258	-
Malaysian Ringgit	DBAB	Buy	6,824,400	2,206,188		1/08/14	-	(89,767)
Japanese Yen	CITI	Sell	94,950,000	1,088,265		1/10/14	160,919	-
Chilean Peso	MSCO	Buy	1,432,600,000	2,910,901		1/13/14	-	(236,219)
Euro	UBSW	Sell	15,057,111	19,718,510		1/13/14	-	(735,375)
Euro	JPHQ	Sell	3,792,783	4,965,701		1/14/14	-	(186,501)
Euro	CITI	Sell	2,459,575	3,271,235		1/14/14	-	(69,907)
Indian Rupee	DBAB	Buy	110,524,000	1,766,067		1/15/14	-	(16,697)
Japanese Yen	HSBK	Sell	372,780,000	4,245,786		1/15/14	604,883	-
Japanese Yen	DBAB	Sell	95,240,000	1,073,441		1/16/14	143,238	-
Japanese Yen	UBSW	Sell	219,020,000	2,466,719		1/16/14	327,564	-
Malaysian Ringgit	JPHQ	Buy	1,392,000	453,642		1/16/14	-	(21,947)
Indian Rupee	DBAB	Buy	237,003,000	3,781,243		1/17/14	-	(32,065)
Euro	BZWS	Sell	1,052,000	1,382,696		1/21/14	-	(46,381)
Chilean Peso	DBAB	Buy	1,968,980,000	4,001,992		1/22/14	-	(329,317)
Euro	JPHQ	Sell	2,459,575	3,277,015		1/22/14	-	(64,171)
Indian Rupee	JPHQ	Buy	33,196,000	529,898		1/22/14	-	(5,500)
Chilean Peso	DBAB	Buy	2,792,880,000	5,681,782		1/24/14	-	(473,394)
Euro	UBSW	Sell	4,351,556	5,797,012		1/27/14	-	(114,364)
Chilean Peso	DBAB	Buy	1,739,030,000	3,536,770		1/28/14	-	(295,033)
Japanese Yen	DBAB	Sell	631,276,974	7,049,436		1/28/14	883,459	-
Japanese Yen	HSBK	Sell	817,266,455	9,131,469		1/28/14	1,148,847	-
Chilean Peso	DBAB	Buy	561,810,000	1,145,032		1/29/14	-	(97,856)
Indian Rupee	HSBK	Buy	397,766,000	6,308,239		1/29/14	-	(36,835)
Chilean Peso	JPHQ	Buy	596,880,000	1,213,171		1/30/14	-	(100,730)
Malaysian Ringgit	JPHQ	Buy	8,765,000	2,821,958		1/30/14	-	(103,707)
Swedish Krona	DBAB	Buy	89,650,000	10,291,940	EUR	1/30/14	-	(330,009)

Templeton Global Income Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
Chilean Peso	DBAB	Buy	1,123,610,000	2,282,600		1/31/14	-	(188,657)
Chilean Peso	DBAB	Buy	1,048,520,000	2,122,940		2/03/14	-	(169,479)
Euro	UBSW	Sell	338,000	458,379		2/03/14	-	(784)
Malaysian Ringgit	JPHQ	Buy	6,651,000	2,112,434		2/04/14	-	(49,790)
Euro	HSBK	Sell	7,662,000	10,361,706		2/10/14	-	(47,016)
Euro	CITI	Sell	8,393,000	11,365,549		2/10/14	-	(36,226)
Euro	UBSW	Sell	6,294,000	8,521,572		2/10/14	-	(28,740)
Japanese Yen	CITI	Sell	152,232,000	1,545,314		2/10/14	58,299	-
South Korean Won	HSBK	Buy	6,054,254,000	5,373,916		2/10/14	319,853	-
Chilean Peso	BZWS	Buy	726,200,000	1,472,425		2/11/14	-	(120,475)
Euro	BZWS	Sell	17,259,000	23,318,635		2/11/14	-	(127,522)
Chilean Peso	DBAB	Buy	727,600,000	1,473,173		2/12/14	-	(118,742)
Indian Rupee	HSBK	Buy	29,570,000	459,579		2/12/14	4,962	-
Japanese Yen	GSCO	Sell	110,363,000	1,189,000		2/12/14	110,954	-
Euro	UBSW	Sell	6,873,000	9,218,755		2/13/14	-	(118,173)
Indian Rupee	HSBK	Buy	74,630,000	1,147,527		2/13/14	24,599	-
Chilean Peso	MSCO	Buy	1,630,490,000	3,298,250		2/14/14	-	(263,651)
Chilean Peso	DBAB	Buy	606,970,000	1,231,251		2/14/14	-	(101,585)
Chilean Peso	DBAB	Buy	1,653,630,000	3,354,015		2/18/14	-	(277,494)
Japanese Yen	GSCO	Sell	85,279,140	916,192		2/18/14	83,145	-
Japanese Yen	JPHQ	Sell	100,450,000	1,079,237		2/18/14	97,995	-
Euro	JPHQ	Sell	12,428,000	16,609,773		2/19/14	-	(273,774)
Malaysian Ringgit	HSBK	Buy	6,108,000	1,934,503		2/19/14	-	(40,257)
Chilean Peso	CITI	Buy	2,019,520,000	4,106,385		2/20/14	-	(349,837)
Indian Rupee	DBAB	Buy	68,380,000	1,062,379		2/20/14	9,659	-
Chilean Peso	JPHQ	Buy	664,600,000	1,350,813		2/21/14	-	(114,693)
Euro	GSCO	Sell	6,210,000	8,312,706		2/21/14	-	(123,665)
Chilean Peso	JPHQ	Buy	1,128,000,000	2,288,265		2/24/14	-	(190,831)
Chilean Peso	MSCO	Buy	801,470,000	1,621,260		2/24/14	-	(130,985)
Japanese Yen	HSBK	Sell	187,760,000	2,009,203		2/24/14	175,022	-
Chilean Peso	DBAB	Buy	1,047,180,000	2,117,226		2/25/14	-	(170,252)
Japanese Yen	JPHQ	Sell	187,900,000	2,026,914		2/25/14	191,356	-
Chilean Peso	MSCO	Buy	1,174,700,000	2,374,810		2/26/14	-	(190,947)
Chilean Peso	DBAB	Buy	1,106,070,000	2,234,485		2/26/14	-	(178,210)
Euro	UBSW	Sell	8,685,912	11,607,419		2/26/14	-	(192,623)
Euro	BZWS	Sell	2,486,784	3,315,266		2/26/14	-	(63,096)
Indian Rupee	DBAB	Buy	108,491,000	1,692,712		2/26/14	5,560	-
Japanese Yen	UBSW	Sell	696,345,000	7,072,364		2/26/14	269,875	-
Chilean Peso	DBAB	Buy	1,650,520,000	3,337,080		2/27/14	-	(268,914)
Euro	BZWS	Sell	2,131,649	2,847,345		2/27/14	-	(48,562)
Indian Rupee	DBAB	Buy	461,961,300	7,205,423		2/27/14	24,075	-
Indian Rupee	HSBK	Buy	54,730,000	853,197		2/27/14	3,305	-
Japanese Yen	BZWS	Sell	726,500,000	7,760,094		2/27/14	662,990	-
Mexican Peso	CITI	Buy	62,000,000	4,718,417		2/27/14	-	(20,558)
Swedish Krona	DBAB	Buy	15,255,000	1,782,699	EUR	2/27/14	-	(100,132)
Chilean Peso	DBAB	Buy	497,300,000	1,004,079		2/28/14	-	(79,742)
Chilean Peso	JPHQ	Buy	364,500,000	736,885		2/28/14	-	(59,385)
Euro	UBSW	Sell	1,471,272	1,970,416		2/28/14	-	(28,354)
Indian Rupee	JPHQ	Buy	110,000,000	1,723,328		2/28/14	-	(2,317)
Indian Rupee	DBAB	Buy	71,050,000	1,111,946		2/28/14	-	(330)

Templeton Global Income Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
Mexican Peso	MSCO	Buy	117,000,000	8,798,316		2/28/14	66,295	-
Chilean Peso	DBAB	Buy	1,082,945,000	2,187,989		3/03/14	-	(175,757)
Euro	DBAB	Sell	14,039,070	18,471,906		3/03/14	-	(600,715)
Indian Rupee	HSBK	Buy	139,262,000	2,150,100		3/03/14	27,050	-
Japanese Yen	JPHQ	Sell	197,000,000	2,166,359		3/03/14	241,836	-
Japanese Yen	UBSW	Sell	219,700,000	2,389,862		3/04/14	243,566	-
Japanese Yen	HSBK	Sell	196,900,000	2,162,548		3/04/14	238,990	-
Chilean Peso	BZWS	Buy	1,898,900,000	3,834,225		3/05/14	-	(306,616)
Chilean Peso	DBAB	Buy	1,082,945,000	2,182,037		3/05/14	-	(170,238)
Chilean Peso	DBAB	Buy	1,173,870,000	2,363,100		3/06/14	-	(182,622)
Chilean Peso	DBAB	Buy	1,166,790,000	2,355,962		3/07/14	-	(188,867)
Euro	DBAB	Sell	10,610,000	13,887,429		3/07/14	-	(526,772)
Japanese Yen	BZWS	Sell	192,016,500	1,936,765		3/07/14	60,879	-
Chilean Peso	MSCO	Buy	521,800,000	1,054,141		3/10/14	-	(85,307)
Euro	CITI	Sell	4,817,000	6,293,170		3/10/14	-	(250,994)
Euro	MSCO	Sell	3,640,000	4,756,570		3/10/14	-	(188,574)
Euro	BZWS	Sell	1,348,368	1,756,573		3/10/14	-	(75,260)
Euro	HSBK	Sell	1,285,000	1,676,925		3/10/14	-	(68,819)
Mexican Peso	HSBK	Buy	82,460,700	6,276,981		3/10/14	-	(34,238)
Chilean Peso	DBAB	Buy	1,135,180,000	2,295,148		3/13/14	-	(188,120)
Euro	JPHQ	Sell	296,000	390,152		3/13/14	-	(11,983)
Singapore Dollar	DBAB	Buy	9,461,270	7,592,096		3/14/14	-	(52,134)
Chilean Peso	DBAB	Buy	2,298,030,000	4,658,484		3/18/14	-	(395,355)
Singapore Dollar	CITI	Buy	21,787,381	17,417,364		3/18/14	-	(54,205)
Japanese Yen	CITI	Sell	220,552,000	2,310,050		3/19/14	155,222	-
Japanese Yen	MSCO	Sell	311,200,000	3,253,018		3/19/14	212,545	-
Chilean Peso	JPHQ	Buy	670,400,000	1,355,713		3/21/14	-	(112,438)
Japanese Yen	BZWS	Sell	125,158,380	1,319,540		3/25/14	96,676	-
Chilean Peso	DBAB	Buy	1,176,260,000	2,382,058		4/04/14	-	(203,919)
Euro	HSBK	Sell	7,909,000	10,336,035		4/10/14	-	(409,386)
Euro	UBSW	Sell	3,955,000	5,178,084		4/11/14	-	(195,316)
Euro	JPHQ	Sell	3,144,000	4,120,819		4/14/14	-	(150,751)
Euro	HSBK	Sell	4,695,000	6,145,426		4/16/14	-	(233,420)
Malaysian Ringgit	JPHQ	Buy	19,607,841	6,355,864		4/21/14	-	(274,975)
Japanese Yen	CITI	Sell	146,000,000	1,492,003		4/22/14	65,247	-
Euro	DBAB	Sell	6,027,000	7,899,589		4/23/14	-	(289,079)
Mexican Peso	CITI	Buy	21,365,740	1,694,147		4/23/14	-	(82,277)
Euro	BZWS	Sell	2,458,466	3,211,248		4/25/14	-	(128,993)
Euro	BZWS	Sell	4,026,945	5,251,942		4/30/14	-	(219,393)
Euro	DBAB	Sell	6,683,000	8,872,484		4/30/14	-	(207,582)
Swedish Krona	BZWS	Buy	29,978,900	3,468,656	EUR	4/30/14	-	(155,565)
Euro	BZWS	Sell	4,107,651	5,444,445		5/05/14	-	(136,594)
Chilean Peso	MSCO	Buy	730,900,000	1,482,556		5/12/14	-	(134,593)
Japanese Yen	CITI	Sell	152,233,000	1,543,053		5/12/14	55,194	-
Euro	GSCO	Sell	2,248,000	3,006,250		5/13/14	-	(48,137)
Japanese Yen	UBSW	Sell	152,158,000	1,536,406		5/13/14	49,271	-
Japanese Yen	GSCO	Sell	203,561,000	2,055,819		5/13/14	66,289	-
Japanese Yen	CITI	Sell	152,157,000	1,512,405		5/14/14	25,269	-
Chilean Peso	MSCO	Buy	2,278,980,000	4,532,578		5/22/14	-	(334,040)
Mexican Peso	JPHQ	Buy	39,025,000	3,037,674		5/28/14	-	(101,698)

Templeton Global Income Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
Euro	GSCO	Sell	454,000	585,365		5/30/14	-	(31,511)
Euro	DBAB	Sell	3,495,500	4,589,854		6/09/14	-	(159,813)
Japanese Yen	CITI	Sell	153,700,000	1,549,864		6/09/14	47,358	-
Japanese Yen	JPHQ	Sell	154,300,000	1,549,741		6/09/14	41,370	-
Japanese Yen	HSBK	Sell	230,100,000	2,324,008		6/09/14	74,647	-
Japanese Yen	JPHQ	Sell	342,500,000	3,480,817		6/10/14	132,653	-
Japanese Yen	HSBK	Sell	505,050,000	5,221,126		6/10/14	283,929	-
Japanese Yen	BZWS	Sell	474,230,000	4,873,084		6/10/14	237,172	-
Japanese Yen	JPHQ	Sell	467,930,000	4,873,073		6/11/14	298,709	-
Japanese Yen	DBAB	Sell	167,200,000	1,739,927		6/11/14	105,422	-
Polish Zloty	CITI	Buy	5,203,000	1,186,464	EUR	6/11/14	48,814	-
Polish Zloty	DBAB	Buy	26,670,000	6,125,824	EUR	6/12/14	189,692	-
Euro	DBAB	Sell	3,756,000	4,987,029		6/13/14	-	(116,660)
Japanese Yen	CITI	Sell	230,997,000	2,431,547		6/16/14	173,283	-
Japanese Yen	JPHQ	Sell	197,300,000	2,088,162		6/17/14	159,309	-
Malaysian Ringgit	HSBK	Buy	12,077,292	3,705,486		6/24/14	24,580	-
Malaysian Ringgit	HSBK	Buy	4,516,266	1,387,955		6/30/14	5,618	-
Swedish Krona	UBSW	Buy	87,325,000	9,856,874	EUR	6/30/14	-	(135,987)
Swedish Krona	BZWS	Buy	150,288,486	17,095,721	EUR	7/03/14	-	(414,790)
Euro	UBSW	Sell	2,276,000	2,972,263		7/16/14	-	(120,669)
Euro	MSCO	Sell	1,228,000	1,602,061		7/16/14	-	(66,709)
Euro	BZWS	Sell	894,000	1,168,816		7/16/14	-	(46,071)
Swedish Krona	UBSW	Buy	45,098,000	5,120,234	EUR	7/16/14	-	(113,326)
Euro	BZWS	Sell	1,403,000	1,845,296		7/18/14	-	(61,298)
Malaysian Ringgit	DBAB	Buy	9,759,000	2,304,368	EUR	7/18/14	-	(128,417)
Euro	MSCO	Sell	905,000	1,185,496		7/22/14	-	(44,359)
Euro	DBAB	Sell	772,000	1,012,725		7/22/14	-	(36,389)
Malaysian Ringgit	DBAB	Buy	11,019,000	2,581,469	EUR	7/22/14	-	(119,344)
Malaysian Ringgit	DBAB	Buy	75,842,000	23,351,807		7/22/14	-	(27,537)
Euro	DBAB	Sell	701,000	921,128		7/23/14	-	(31,502)
Japanese Yen	JPHQ	Sell	275,000,000	2,760,213		7/24/14	70,894	-
Japanese Yen	CITI	Sell	178,564,000	1,794,860		7/24/14	48,622	-
Euro	DBAB	Sell	1,802,000	2,383,386		7/25/14	-	(65,472)
Euro	GSCO	Sell	1,800,000	2,382,948		7/25/14	-	(63,192)
Japanese Yen	JPHQ	Sell	95,800,000	966,456		7/25/14	29,588	-
Malaysian Ringgit	DBAB	Buy	117,760,000	36,563,480		7/25/14	-	(364,322)
Malaysian Ringgit	DBAB	Buy	14,167,000	3,325,743	EUR	7/25/14	-	(164,670)
Euro	CITI	Sell	960,795	1,272,405		7/28/14	-	(33,294)
Swedish Krona	DBAB	Buy	45,098,000	5,187,196	EUR	7/29/14	-	(206,478)
Malaysian Ringgit	JPHQ	Buy	14,167,000	3,286,854	EUR	7/30/14	-	(115,183)
Malaysian Ringgit	JPHQ	Buy	48,000,000	14,727,992		7/30/14	15,920	-
Chilean Peso	MSCO	Buy	1,235,940,000	2,322,977		7/31/14	-	(63,154)
Euro	JPHQ	Sell	6,683,000	8,884,480		7/31/14	-	(197,644)
Malaysian Ringgit	HSBK	Buy	1,687,000	514,439		7/31/14	3,670	-
Euro	GSCO	Sell	6,683,000	8,871,749		8/01/14	-	(210,400)
Euro	HSBK	Sell	6,684,000	8,859,174		8/04/14	-	(224,409)
Euro	BZWS	Sell	4,094,000	5,429,627		8/05/14	-	(134,152)
Euro	JPHQ	Sell	893,000	1,181,174		8/06/14	-	(32,424)
Euro	CITI	Sell	660,514	879,342		8/08/14	-	(18,309)
Euro	JPHQ	Sell	2,248,000	2,993,482		8/11/14	-	(61,618)

Templeton Global Income Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
Euro	DBAB	Sell	1,775,000	2,366,696		8/11/14	-	(45,583)
Euro	CITI	Sell	191,388	255,022		8/11/14	-	(5,080)
Euro	GSCO	Sell	1,183,000	1,583,848		8/12/14	-	(23,890)
Malaysian Ringgit	HSBK	Buy	3,400,000	1,032,901		8/12/14	9,406	-
South Korean Won	HSBK	Buy	8,324,000,000	707,726,839	JPY	8/12/14	840,733	-
South Korean Won	JPHQ	Buy	980,000,000	865,877		8/18/14	47,859	-
Japanese Yen	DBAB	Sell	687,444,000	7,003,515		8/19/14	279,269	-
Chilean Peso	MSCO	Buy	617,690,000	1,160,701		8/20/14	-	(33,728)
Japanese Yen	JPHQ	Sell	926,943,000	9,535,219		8/20/14	468,232	-
Japanese Yen	HSBK	Sell	1,286,140,000	13,259,175		8/20/14	678,667	-
Mexican Peso	HSBK	Buy	21,920,000	1,633,566		8/21/14	3,854	-
Japanese Yen	BZWS	Sell	307,053,000	3,166,801		8/22/14	163,279	-
Euro	BZWS	Sell	1,464,790	1,963,683		8/25/14	-	(27,088)
Japanese Yen	DBAB	Sell	303,441,000	3,122,271		8/25/14	154,005	-
Japanese Yen	CITI	Sell	613,483,000	6,315,354		8/25/14	314,251	-
Japanese Yen	HSBK	Sell	608,984,000	6,252,980		8/25/14	295,887	-
Japanese Yen	BZWS	Sell	860,890,000	8,757,782		8/26/14	336,467	-
Japanese Yen	JPHQ	Sell	612,179,000	6,227,565		8/26/14	239,167	-
Swedish Krona	UBSW	Buy	91,000,000	10,365,645	EUR	8/26/14	-	(288,429)
Swedish Krona	DBAB	Buy	28,384,373	3,229,975	EUR	8/26/14	-	(85,565)
Euro	JPHQ	Sell	3,821,732	5,110,535		8/27/14	-	(83,548)
Japanese Yen	JPHQ	Sell	450,908,000	4,574,843		8/27/14	163,970	-
Japanese Yen	HSBK	Sell	980,688,000	9,937,358		8/27/14	344,070	-
Japanese Yen	DBAB	Sell	509,728,000	5,164,417		8/27/14	178,155	-
Euro	DBAB	Sell	577,980	771,834		8/29/14	-	(13,699)
Japanese Yen	JPHQ	Sell	304,127,000	3,130,022		8/29/14	154,931	-
Euro	DBAB	Sell	947,000	1,254,112		9/03/14	-	(32,979)
Euro	DBAB	Sell	3,495,500	4,612,976		9/05/14	-	(137,879)
Euro	BZWS	Sell	370,478	494,959		9/19/14	-	(8,596)
Euro	BZWS	Sell	899,632	1,217,886		9/24/14	-	(4,918)
Chilean Peso	DBAB	Buy	1,107,150,000	2,114,900		9/30/14	-	(103,271)
Japanese Yen	JPHQ	Sell	130,931,000	1,327,867		9/30/14	46,638	-
Chilean Peso	CITI	Buy	219,208,545	421,312		10/20/14	-	(23,817)
Euro	HSBK	Sell	11,729,000	15,928,334		10/20/14	-	(15,501)
Malaysian Ringgit	JPHQ	Buy	6,080,000	1,879,385		10/20/14	-	(3,867)
Mexican Peso	DBAB	Buy	67,596,340	5,154,124		10/21/14	-	(129,383)
Japanese Yen	BZWS	Sell	146,100,000	1,498,154		10/22/14	68,174	-
Malaysian Ringgit	HSBK	Buy	10,989,000	3,426,353		10/22/14	-	(35,507)
Mexican Peso	DBAB	Buy	62,150,960	4,722,717		10/22/14	-	(103,125)
Mexican Peso	CITI	Buy	21,771,590	1,641,157		10/23/14	-	(23,035)
Malaysian Ringgit	DBAB	Buy	8,263,000	2,565,751		10/24/14	-	(15,283)
Malaysian Ringgit	HSBK	Buy	5,510,477	1,701,815		10/24/14	-	(944)
Chilean Peso	BZWS	Buy	47,431,000	90,742		10/27/14	-	(4,795)
Euro	BZWS	Sell	322,441	443,943		10/27/14	5,622	-
Chilean Peso	DBAB	Buy	94,814,000	180,529		10/29/14	-	(8,755)
Euro	DBAB	Sell	1,646,550	2,273,902		10/31/14	35,574	-
Malaysian Ringgit	JPHQ	Buy	5,507,000	1,722,014		10/31/14	-	(20,403)
Euro	DBAB	Sell	111,459	153,373		11/03/14	1,854	-
Euro	BZWS	Sell	783,291	1,059,323		11/05/14	-	(5,506)
Japanese Yen	CITI	Sell	104,080,747	1,058,699		11/10/14	39,797	-

Templeton Global Income Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
Euro	JPHQ	Sell	517,652	690,258	11/12/14	-	(13,471)
Japanese Yen	HSBK	Sell	286,780,000	2,908,519	11/12/14	101,018	-
Japanese Yen	JPHQ	Sell	102,242,000	1,033,896	11/13/14	32,964	-
Japanese Yen	MSCO	Sell	245,000,000	2,465,682	11/14/14	67,148	-
Euro	DBAB	Sell	398,651	535,875	11/17/14	-	(6,086)
Japanese Yen	CITI	Sell	183,499,000	1,853,151	11/17/14	56,654	-
Japanese Yen	SCNY	Sell	103,657,300	1,045,797	11/17/14	30,968	-
Euro	DBAB	Sell	817,802	1,101,498	11/19/14	-	(10,301)
Japanese Yen	DBAB	Sell	592,373,000	5,926,100	11/19/14	126,517	-
Japanese Yen	CITI	Sell	733,240,000	7,339,887	11/19/14	161,155	-
Malaysian Ringgit	DBAB	Buy	5,266,040	1,615,994	11/19/14	15,888	-
Euro	JPHQ	Sell	5,056,324	6,844,301	11/20/14	-	(29,777)
Japanese Yen	JPHQ	Sell	532,106,000	5,335,446	11/20/14	125,850	-
Japanese Yen	HSBK	Sell	154,574,000	1,550,220	11/20/14	36,860	-
Japanese Yen	CITI	Sell	823,639,000	8,264,489	11/20/14	200,632	-
Malaysian Ringgit	HSBK	Buy	3,175,000	975,123	11/20/14	8,921	-
Euro	DBAB	Sell	820,797	1,112,180	11/28/14	-	(3,725)
Unrealized appreciation (depreciation)						15,126,050	(20,172,364)
Net unrealized appreciation (depreciation)							$(5,046,314)

*In U.S. dollars unless otherwise indicated.

At November 30, 2013, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty/ Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation Depreciation
OTC Swaps
Receive 3-month USD BBA LIBOR Pay Fixed rate 3.558%	JPHQ	3/04/21	$1,160,000	$-	$(113,599)
Receive 3-month USD BBA LIBOR Pay Fixed rate 3.523%	DBAB	3/28/21	3,970,000	-	(367,339)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.215%	JPHQ	1/11/41	3,030,000	-	(309,451)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.347%	CITI	2/25/41	6,980,000	-	(848,979)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.349%	JPHQ	2/25/41	6,980,000	-	(852,419)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.320%	JPHQ	2/28/41	5,230,000	-	(617,053)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.299%	JPHQ	3/01/41	1,740,000	-	(193,902)
Net unrealized appreciation (depreciation)					$(3,302,742)

Templeton Global Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BZWS -	Barclays Bank PLC
CITI - Citibank N.A.
DBAB -	Deutsche Bank AG
GSCO -	The Goldman Sachs Group, Inc.
HSBK -	HSBC Bank PLC
JPHQ -	JPMorgan Chase Bank, N.A.
MSCO -	Morgan Stanley and Co. Inc.
SCNY -	Standard Chartered Bank
UBSW -	UBS AG

Currency

BRL	-	Brazilian Real
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Selected Portfolio

BHAC	-	Berkshire Hathaway Assurance Corp.
FRN	-	Floating Rate Note

Templeton Global Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,109,384,332

Unrealized appreciation	$59,925,563
Unrealized depreciation	(37,866,558)
Net unrealized appreciation (depreciation)	$22,059,005

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$898,900,743	$ -	$898,900,743
Quasi-Sovereign and Corporate Bonds[a]	-	2,603,149	-	2,603,149
Municipal Bonds	-	763,909	-	763,909
Short Term Investments	172,033,922	57,148,842	-	229,182,764
Total Investments in Securities	$172,033,922	$959,416,643	$ -	$1,131,450,565

Forward Exchange Contracts	$-	$15,126,050	$ -	$15,126,050

Liabilities:
Swap Contracts	-	3,302,742	-	3,302,742
Forward Exchange Contracts	-	20,172,364	-	20,172,364

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

 Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

 Date January 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

 Date January 27, 2014